Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CIK 0001816261 Executive Network Partnering Corp [Member]
Accounting Policies [Line Items]
Summary of Basic and Diluted Net Income (Loss)

	For the Three Months Ended			For the Three Months Ended
	September 30, 2022			September 30, 2021
	Class A	Class B	Class F	Class A	Class B	Class F
Basic net income per common stock:
Numerator:
Allocation of net income	$874,750	$6,246	$17,239	$1,037,430	$7,408	$20,445
Denominator:
Weighted average common stock outstanding, basic and diluted	42,014,000	300,000	828,000	42,014,000	300,000	828,000
Basic and diluted net income per share of common stock	$0.02	$0.02	$0.02	$0.02	$0.02	$0.02

	For the Nine Months Ended			For the Nine Months Ended
	September 30, 2022			September 30, 2021
	Class A	Class B	Class F	Class A	Class B	Class F
Basic net (loss) income per common stock:
Numerator:
Allocation of net (loss) income	$(9,525,322)	$(68,016)	$(187,722)	$1,240,804	$8,860	$24,453
Denominator:
Weighted average common stock outstanding, basic and diluted	42,014,000	300,000	828,000	42,014,000	300,000	828,000
Basic and diluted net (loss) income per share of common stock	$(0.23)	$(0.23)	$(0.23)	$0.03	$0.03	$0.03

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share of common stock for each class of common stock:

				For the Period from June 22, 2020
	For the Year Ended December 31, 2021			(Inception) through December 31, 2020
	Class A	Class B	Class F	Class A	Class B	Class F
Basic net income per common stock:
Numerator:
Allocation of net income	$1,433,835	$10,238	$28,258	$2,204,221	$28,931	$75,098
Denominator:
Weighted average common stock outstanding, basic and diluted	42,014,000	300,000	828,000	22,857,358	300,000	778,756
Basic and diluted net income per share of common stock	$0.03	$0.03	$0.03	$0.10	$0.10	$0.10